Offsets	Nov. 20, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Tango Therapeutics, Inc.
Form or Filing Type	S-3
File Number	333-287202
Initial Filing Date	May 12, 2025
Fee Offset Claimed	$ 13,810.00
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 90,202,482.04
Offset Note	See Rule 457(p) Statement of Withdrawal, Termination, or Completion.
Termination / Withdrawal Statement	The registrant previously registered $400,000,000 of an indeterminate amount of securities to be offered from time to time at prices to be determined at the time of each such offering pursuant to a Registration Statement on Form S-3 (File No. 333-287202) filed with the Securities and Exchange Commission (the "Commission") on May 12, 2025, and declared effective by the Commission on May 21, 2025 (the "Prior Registration Statement"). The registrant previously paid an aggregate registration fee of $61,240 in connection with the Prior Registration Statement (based on the filing fee rate in effect at the time of the filing of the Prior Registration Statement). As of the date of filing of this Registration Statement, the registrant sold an aggregate of $209,999,998 of such securities under the Prior Registration Statement, leaving the balance of $190,000,002 (the "Unsold Securities"), representing $26,239 in registration fees, of such Unsold Securities under the Prior Registration Statement. Pursuant to Rule 457(p) under the Securities Act, the registrant hereby applies $13,810 of the registration fee previously paid in connection with the Prior Registration Statement in connection with the Unsold Securities to offset the registration fees that are payable in connection with the registration of securities on this registration statement. Pursuant to Rule 457(p) under the Securities Act, the offering of the Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Tango Therapeutics, Inc.
Form or Filing Type	S-3
File Number	333-287202
Filing Date	May 12, 2025
Fee Paid with Fee Offset Source	$ 28,146.10